Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price allocation at the acquisition date was as follows:

Consideration:
Purchase price paid on June 1, 2022	$9,355
Fair value of deferred purchase price	4,616
Total consideration as of acquisition date	$13,971
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents and restricted cash	$2,337
Trade accounts receivable	1,004
Intangible assets	7,868
Property and equipment	769
Seller indemnification	7,956
Other assets	1,070
Total assets acquired	$21,004
Accounts payable and accrued expenses	$2,054
Travel accounts payable	6,861
Contingent liabilities	8,139
Deferred tax liabilities	2,212
Other liabilities	490
Total liabilities assumed	$19,756
Total net assets acquired	$1,248
Goodwill	$12,723

Summary of Intangible Assets Acquired
Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks and domains	$4,601	20
Developed technology	2,165	3
Customer relationships	800	1
Domains	302	20
Total intangible assets acquired	$7,868

Business Acquisition, Pro Forma Information
The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of Viajanet included in our consolidated statements of operations for the year ended December 31, 2022 since June 1, 2022, the date of acquisition:

Period from the date of acquisition to December 31, 2022
Revenue	$3,658
Net loss	$(3,968)

The following pro forma summary presents certain consolidated information as if the Viajanet Acquisition occurred on January 1, 2021:

	For the year ended December 31,
	2022	2021
Revenue	$541,949	$330,668
Net loss	$(77,975)	$(110,048)